MORGAN DEMPSEY LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS - 92.0%	Shares	Value
Aerospace & Defense - 6.2%
General Dynamics Corp.	1,342	$389,368
Lockheed Martin Corp.	826	385,825
		775,193

Air Freight & Logistics - 2.4%
United Parcel Service, Inc. - Class B	2,155	294,912

Biotechnology - 3.1%
Gilead Sciences, Inc.	5,583	383,050

Commodity Chemicals - 2.7%
LyondellBasell Industries NV - Class A	3,478	332,705

Communications Equipment - 3.0%
Cisco Systems, Inc.	7,777	369,485

Construction Machinery & Heavy Transportation Equipment - 2.9%
Cummins, Inc.	1,315	364,163

Diversified Banks - 3.6%
Citigroup, Inc.	7,101	450,629

Diversified Metals & Mining - 1.7%
Rio Tinto PLC - ADR	3,136	206,756

Electric Utilities - 7.2%
Duke Energy Corp.	3,165	317,228
Entergy Corp.	1,745	186,715
Southern Co.	4,995	387,462
		891,405

Health Care Equipment - 2.1%
Medtronic PLC	3,250	255,808

Household Products - 2.2%
Procter & Gamble Co.	1,634	269,479

Integrated Oil & Gas - 7.2%
Chevron Corp.	2,411	377,129
Exxon Mobil Corp.	4,496	517,579
		894,708

MORGAN DEMPSEY LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024 (Unaudited)

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Integrated Telecommunication Services - 6.4%
AT&T, Inc.	21,923	$418,948
Verizon Communications, Inc.	9,115	375,903
		794,851

IT Consulting & Other Services - 3.7%
International Business Machines Corp.	2,643	457,107

Leisure Products - 1.6%
Hasbro, Inc.	3,462	202,527

Life & Health Insurance - 3.1%
Prudential Financial, Inc.	3,271	383,329

Multi-Utilities - 2.9%
WEC Energy Group, Inc.	4,636	363,741

Oil & Gas Refining & Marketing - 3.0%
Phillips 66	2,634	371,842

Oil & Gas Storage & Transportation - 3.3%
Enbridge, Inc.	5,020	178,662
Pembina Pipeline Corp.	6,266	232,343
		411,005

Packaged Foods & Meats - 6.5%
General Mills, Inc.	4,837	305,989
Hershey Co.	911	167,469
Kraft Heinz Co.	10,179	327,967
		801,425

Pharmaceuticals - 8.3%
Johnson & Johnson	1,997	291,882
Merck & Co., Inc.	3,323	411,387
Pfizer, Inc.	11,905	333,102
		1,036,371

Restaurants - 2.8%
McDonald's Corp.	741	188,836
Starbucks Corp.	2,017	157,024
		345,860

MORGAN DEMPSEY LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024 (Unaudited)

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Soft Drinks & Non-alcoholic Beverages - 3.1%
Coca-Cola Co.	6,071	$386,419

Tobacco - 3.0%
Philip Morris International, Inc.	3,673	372,185
TOTAL COMMON STOCKS (Cost $11,645,287)		11,414,955

EXCHANGE TRADED FUNDS - 3.1%
SPDR Bloomberg 1-3 Month T-Bill ETF	4,153	381,162
TOTAL EXCHANGE TRADED FUNDS (Cost $380,989)		381,162

REAL ESTATE INVESTMENT TRUSTS - 2.9%
Crown Castle, Inc.	3,664	357,973
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $396,886)		357,973

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
First American Government Obligations Fund - Class X, 5.23%(a)	232,385	232,385
TOTAL SHORT-TERM INVESTMENTS (Cost $232,385)		232,385

TOTAL INVESTMENTS - 99.9% (Cost $12,655,547)		$12,386,475
Other Assets in Excess of Liabilities - 0.1%		17,286
TOTAL NET ASSETS - 100.0%		$12,403,761

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a) The rate shown represents the 7-day effective yield as of June 30, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

MORGAN DEMPSEY LARGE CAP VALUE ETF

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

EA Series Trust has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Morgan Dempsey Large Cap Value ETF (the “Fund”) has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets
Common Stocks	$11,414,955	$—	$—	$11,414,955
Exchange Traded Funds	381,162	—	—	381,162
Real Estate Investment Trusts	357,973	—	—	357,973
Money Market Funds	232,385	—	—	232,385
Total Investments in Securities	$12,386,475	$—	$—	$12,386,475

Refer to the Schedule of Investments for additional information.

During the fiscal period ended June 30, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.
4